PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	June 30,	December 31,
	2026	2025
Production line for e-bicycles	$1,276,700	$1,202,605
Furniture, fixtures and office equipment	74,914	58,395
Vehicles	134,854	117,258
	1,486,468	1,378,258
Less: accumulated depreciation	(380,284)	(280,847)
Property and equipment, net	$1,106,184	$1,097,411

For the six months ended June 30, 2026 and 2025, depreciation expense amounted to 89,800 and $49,011, respectively.